Note 10 (Tables)	12 Months Ended
Dec. 31, 2022
Financial assets and liabilities held for trading [Abstract]
Financial assets and liabilities held for trading [Table Text Block]
The breakdown of the balance under these headings in the consolidated balance sheets is as follows:

Financial assets and liabilities held for trading (Millions of Euros)
	Notes	2022	2021	2020
ASSETS
Derivatives (1)		39,908	30,933	40,183
Equity instruments (2)	7.2.2	4,404	15,963	11,458
Credit institutions		317	816	633
Other sectors		4,086	15,147	10,824
Debt securities	7.2.2	24,367	25,790	23,970
Issued by central banks		821	936	1,011
Issued by public administrations		20,703	21,946	19,942
Issued by financial institutions		1,365	1,130	1,479
Other debt securities		1,477	1,778	1,538
Loans and advances	7.2.2	41,993	50,807	30,268
Loans and advances to central banks		1,632	3,467	53
Reverse repurchase agreement		1,632	3,467	53
Loans and advances to credit institutions		25,231	31,916	18,317
Reverse repurchase agreement (3)		25,201	31,901	18,310
Loans and advances to customers		15,130	15,424	11,898
Reverse repurchase agreement		14,832	14,916	11,295
Total assets	8.1	110,671	123,493	105,878
LIABILITIES
Derivatives (1)		37,909	31,705	41,680
Short positions		13,487	15,135	12,312
Deposits		44,215	44,294	30,117
Deposits from central banks		3,950	11,248	6,277
Repurchase agreement		3,950	11,248	6,277
Deposits from credit institutions		28,924	16,176	14,377
Repurchase agreement		28,573	15,632	14,035
Customer deposits		11,341	16,870	9,463
Repurchase agreement		11,302	16,824	9,418
Total liabilities	8.1	95,611	91,135	84,109
(1) The variation is mainly due to the evolution of exchange rate derivatives at BBVA, S.A.
(2) The variation is mainly due to sales at BBVA, S.A.
(3) The variation corresponds mainly to the evolution of "Reverse repurchase agreement" of BBVA, S.A.

Derivatives by type of risk and by product or by type of market [Table Text Block]
Below is a breakdown by type of risk and market, of the fair value and notional amounts of derivatives recognized in the consolidated balance sheets, divided into organized and OTC markets:

Derivatives by type of risk and by product or by type of market (Millions of Euros)
	2022			2021			2020
	Assets	Liabilities	Notional amount - Total	Assets	Liabilities	Notional amount - Total	Assets	Liabilities	Notional amount - Total
Interest rate	19,563	18,220	4,286,531	15,782	15,615	3,902,760	26,451	26,028	3,252,066
OTC	19,558	18,215	4,278,249	15,774	15,610	3,884,561	26,447	26,020	3,233,718
Organized market	5	5	8,282	8	5	18,199	3	8	18,348
Equity instruments	3,067	3,770	76,749	2,802	4,123	72,656	2,626	4,143	72,176
OTC	1,810	2,127	52,739	775	1,930	48,695	584	1,836	42,351
Organized market	1,257	1,643	24,010	2,028	2,192	23,962	2,042	2,307	29,825
Foreign exchange and gold	16,971	15,528	589,705	12,104	11,471	533,395	10,952	11,216	461,898
OTC	16,954	15,505	580,850	12,090	11,445	526,590	10,942	11,216	457,180
Organized market	17	23	8,855	14	26	6,805	10	—	4,719
Credit	299	383	43,450	236	490	19,937	153	292	23,411
Credit default swap	293	282	41,760	236	254	18,121	146	156	21,529
Credit spread option	—	—	—	—	—	—	—	—	—
Total return swap	7	101	1,665	—	236	1,815	7	136	1,882
Other	—	—	25	—	—	—	—	—	—
Commodities	9	8	60	8	7	149	1	1	26
DERIVATIVES	39,908	37,909	4,996,495	30,933	31,705	4,528,897	40,183	41,680	3,809,577
Of which: OTC - credit institutions	28,385	26,454	1,205,895	21,069	22,488	1,073,921	24,432	27,244	958,017
Of which: OTC - other financial corporations	5,745	4,493	3,587,546	3,300	3,075	3,257,382	8,211	8,493	2,663,978
Of which: OTC - other	4,501	5,290	161,882	4,514	3,919	148,629	5,484	3,627	134,690